U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

November 20, 2018

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Intrepid Capital Management Funds Trust (the “Trust”)
Securities Act Registration No: 333-118634
Investment Company Act Registration No: 811-21625

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”) the Trust hereby submits Form N-14 for the purpose of reorganizing a series of the Trust into a separate series within the Trust. Specifically, the Trust is proposing to reorganize the Intrepid Select Fund into the Intrepid Disciplined Value Fund. Because the Reorganization is being contemplated in accordance with Rule 17a-8 under the Investment Company Act of 1940, the Trust is not seeking the approval of shareholders to complete the Reorganization. Rather this Form N-14 will be mailed to shareholders in the form of an Information Statement/Prospectus. It is anticipated that this Registration Statement will become effective on December 20, 2018, the 30th day after filing pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6316.

Sincerely,

/s/ Alyssa M. Bernard

Alyssa M. Bernard, Esq.
For U.S. Bank Global Fund Services

Enclosures